Financial instruments - Foreign exchange risk (Details) - EUR (€)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	€ 6,178,794,000	€ 6,717,445,000